RELATED PARTY TRANSACTIONS (Details 3) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 11,830	$ 11,889	$ 4,739
China Techenergy [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	11,519	10,842	3,657
Shenhua Information [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	86	765	847
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	0	167	235
Hollycon [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	225	108	0
Beijing IPE [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 0	$ 7	$ 0